COMMITMENT AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage It Corp [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Commitments or contingencies				$ 0	$ 0	$ 0
Initial joint venture agreement [Member] | MRI [Member] | September 1, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of joint venture		The initial term of the JV is for nine (6) months and requires the Company to Pay MRI fifty percent (50%) of net revenue every quarter. As of March 31, 2022, no net revenue was generated from the JV.	The initial term of the JV is for nine (6) months and requires the Company to Pay MRI fifty percent (50%) of net revenue every quarter. As of December 31, 2020, no net revenue was generated from the JV.
Artist Agreement [Member] | I Break Horses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description for commission receivable under agreement	Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby
Description For Commission Receivable Under Agreements	Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby.